Financial assets at fair value through profit or loss - Summary of trading assets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Trading assets	€ 72,897	€ 60,229
Equity securities
Disclosure of fair value measurement of assets [line items]
Trading assets	20,717	15,412
- Debt securities
Disclosure of fair value measurement of assets [line items]
Trading assets	10,080	6,907
- Derivatives
Disclosure of fair value measurement of assets [line items]
Trading assets	29,805	25,680
Loans and receivables
Disclosure of fair value measurement of assets [line items]
Trading assets	€ 12,295	€ 12,231